UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A(A)	505	$9,989

Auto Parts & Equipment – 1.3%
Delphi Automotive plc	225	18,110

Broadcasting – 1.6%
CBS Corp., Class B	320	22,195

Cable & Satellite – 1.3%
Comcast Corp., Class A	495	18,607

Footwear – 0.6%
NIKE, Inc., Class B(B)	160	8,917

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.(A)	18	15,958

Leisure Facilities – 1.0%
Vail Resorts, Inc.	75	14,392

Movies & Entertainment – 2.9%
AMC Entertainment Holdings, Inc., Class A	355	11,165
Walt Disney Co. (The)(B)	270	30,615

		41,780

Restaurants – 4.8%
McDonalds Corp.	225	29,162
Panera Bread Co., Class A(A)(B)	25	6,547
Starbucks Corp.(C)	430	25,108
YUM! Brands, Inc.(A)	290	7,888

		68,705

Total Consumer Discretionary – 15.3%		218,653
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	132	14,488

Food Distributors – 0.6%
U.S. Foods Holding Corp.(A)	330	9,233

Household Products – 0.5%
Church & Dwight Co., Inc.	155	7,730

Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	85	14,254

Packaged Foods & Meats – 6.6%
General Mills, Inc.	205	12,097
Hershey Foods Corp.	135	14,749
Kellogg Co.	220	15,974
Kraft Foods Group, Inc.	250	22,702
Lance, Inc.	188	7,579
Mondelez International, Inc., Class A	490	21,109

		94,210

Personal Products – 0.4% e.l.f. Beauty, Inc.(A)	195	5,616

Soft Drinks – 1.0%
PepsiCo, Inc.	125	13,983

Tobacco – 2.2%
Altria Group, Inc.	185	13,213
Philip Morris International, Inc.	165	18,628

		31,841

Total Consumer Staples – 13.3%		191,355
Energy
Oil & Gas Equipment & Services – 3.0%
Halliburton Co.	330	16,239
Schlumberger Ltd.	290	22,649
U.S. Silica Holdings, Inc.	100	4,799

		43,687

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	325	16,208
Parsley Energy, Inc., Class A(A)	230	7,477

Pioneer Natural Resources Co.	85	15,830

		39,515

Total Energy – 5.8%		83,202
Financials
Diversified Banks – 3.0%
Bank of America Corp.	805	18,990
Wells Fargo & Co.	425	23,656

		42,646

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	65	14,932

Other Diversified Financial Services – 3.6%
Citigroup, Inc.	392	23,455
JPMorgan Chase & Co.	325	28,548

		52,003

Regional Banks – 2.3%
PNC Financial Services Group, Inc. (The)	128	15,331
Signature Bank(A)	86	12,823
Western Alliance Bancorp.(A)	87	4,251

		32,405

Total Financials – 9.9%		141,986
Health Care
Biotechnology – 11.5%
ACADIA Pharmaceuticals, Inc.(A)	385	13,236
Alexion Pharmaceuticals, Inc.(A)	110	13,337
Biogen, Inc.(A)	31	8,476
BioMarin Pharmaceutical, Inc.(A)	210	18,434
Celgene Corp.(A)	135	16,798
Gilead Sciences, Inc.	320	21,734
Incyte Corp.(A)(B)	105	14,035
Ionis Pharmaceuticals, Inc.(A)	75	3,015
Shire Pharmaceuticals Group plc ADR	220	38,331
Vertex Pharmaceuticals, Inc.(A)(B)	155	16,949

		164,345

Health Care Equipment – 3.7%
DexCom, Inc.(A)(B)	210	17,810
Edwards Lifesciences Corp.(A)	240	22,577
Penumbra, Inc.(A)	88	7,310
Tactile Systems Technology, Inc.(A)	283	5,367

		53,064

Health Care Facilities – 0.5%
Acadia Healthcare Co., Inc.(A)	175	7,630

Health Care Services – 0.5%
Teladoc, Inc.(A)	300	7,500

Pharmaceuticals – 5.0%
Allergan plc	110	26,281
Bristol-Myers Squibb Co.	225	12,236
Jazz Pharmaceuticals plc(A)	132	19,099
Revance Therapeutics, Inc.(A)	175	3,640
Teva Pharmaceutical Industries Ltd. ADR(B)	330	10,590

		71,846

Total Health Care – 21.2%		304,385
Industrials
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	83	22,211
Northrop Grumman Corp.	20	4,757

		26,968

Air Freight & Logistics – 1.1%
FedEx Corp.	85	16,588

Construction Machinery & Heavy Trucks – 3.0%
PACCAR, Inc.	240	16,128
WABCO Holdings, Inc.(A)	150	17,613
Westinghouse Air Brake Technologies Corp.	115	8,970

		42,711

Railroads – 1.7%
CSX Corp.	145	6,749
Kansas City Southern	205	17,581

		24,330

Total Industrials – 7.7%		110,597

Information Technology
Application Software – 2.4%
Ellie Mae, Inc.(A)	90	9,024
salesforce.com, Inc.(A)	205	16,911
Tyler Technologies, Inc.(A)	54	8,346

		34,281

Data Processing & Outsourced Services – 2.6%
MasterCard, Inc., Class A(B)	170	19,120
Visa, Inc., Class A	205	18,218

		37,338

Internet Software & Services – 2.5%
Alphabet, Inc., Class C(A)	29	24,057
Shopify, Inc., Class A(A)	120	8,171
Twitter, Inc.(A)	225	3,364

		35,592

Semiconductors – 7.0%
Intel Corp.	485	17,494
NXP Semiconductors N.V.(A)	214	22,160
QUALCOMM, Inc.	345	19,782
Texas Instruments, Inc.	280	22,557
Xilinx, Inc.	325	18,814

		100,807

Systems Software – 3.6%
Microsoft Corp.(B)	620	40,833
ServiceNow, Inc.(A)	130	11,371

		52,204

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	380	54,591

Total Information Technology – 21.9%		314,813
Utilities
Electric Utilities – 1.3%
Duke Energy Corp.	220	18,042

Total Utilities – 1.3%		18,042

TOTAL COMMON STOCKS – 96.4%		$1,383,033
(Cost: $1,161,964)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
BioMarin Pharmaceutical, Inc.,
Call $105.00, Expires 7-21-17	250	35
Jazz Pharmaceuticals plc,
Call $155.00, Expires 6-16-17	200	96

Union Pacific Corp.,
Call $109.00, Expires 4-21-17	500	27

TOTAL PURCHASED OPTIONS – 0.0%		$158
(Cost: $248)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 3.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
0.810%, 4-17-17	$6,000	5,998
0.830%, 4-25-17	1,996	1,995
CVS Health Corp.,
1.130%, 4-10-17	10,000	9,997
McCormick & Co., Inc.,
1.050%, 4-6-17	7,150	7,149
Medtronic Global Holdings SCA,
1.110%, 4-17-17	5,000	4,997
NBCUniversal Enterprise, Inc.,
1.150%, 4-13-17	5,000	4,998
Northern Illinois Gas Co.,
1.140%, 4-11-17	5,000	4,998
Sysco Corp.,
1.090%, 4-3-17	6,529	6,528
Wisconsin Gas LLC,
0.950%, 4-3-17	6,000	6,000

		52,660

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (E)	2,692	2,692

Municipal Obligations – 0.2%
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
0.910%, 4-7-17 (E)	3,000	3,000

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
0.870%, 4-7-17 (E)	9,475	9,475

TOTAL SHORT-TERM SECURITIES – 4.7%		$67,827
(Cost: $67,827)

TOTAL INVESTMENT SECURITIES – 101.1%		$1,451,018
(Cost: $1,230,039)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(15,668)

NET ASSETS – 100.0%		$1,435,350

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $63,214 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	All or a portion of securities with an aggregate value of $1,390 have been pledged as collateral on open futures contracts.
(D)	Rate shown is the yield to maturity at March 31, 2017.
(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at March 31, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini S&P 500 Index	Short	6-16-17	160	$(18,874)	$169

The following written options were outstanding at March 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
DexCom, Inc.	N/A	Call	200	May 2017	$90.00	$42	$(53)
Goldman Sachs Group, Inc. (The)	N/A	Put	250	April 2017	232.50	47	(117)
Incyte Corp.	N/A	Call	200	April 2017	140.00	64	(60)
MasterCard, Inc., Class A	N/A	Call	300	April 2017	110.00	51	(87)
Panera Bread Co., Class A	N/A	Call	200	April 2017	240.00	35	(470)
Vertex Pharmaceuticals, Inc.	N/A	Call	200	April 2017	97.00	60	(254)
Walt Disney Co. (The)	N/A	Call	300	May 2017	115.00	49	(56)

						$348	$(1,097)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,383,033	$—	$—
Purchased Options	27	131	—
Short-Term Securities	—	67,827	—
Total	$1,383,060	$67,958	$—
Futures Contracts	$169	$—	$—
Liabilities
Written Options	$373	$724	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,230,039

Gross unrealized appreciation	255,195
Gross unrealized depreciation	(34,216)

Net unrealized appreciation	$220,979

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Auto Parts & Equipment – 2.3%
Continental AG (A)	89		$19,445
Delphi Automotive plc	277		22,304

			41,749

Automobile Manufacturers – 0.9%
Suzuki Motor Corp. (A)	394		16,338

Cable & Satellite – 1.4%
Comcast Corp., Class A (B)	667		25,073

Footwear – 0.6%
NIKE, Inc., Class B	193		10,728

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	148		21,760
Lowe’s Co., Inc.	184		15,086

			36,846

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc. (C)	25		22,091

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (C)(E)	—	*	—

Leisure Products – 0.5%
Media Group Holdings LLC, Series H (C)(D)(E)(F)(G)	73		666
Media Group Holdings LLC, Series I (C)(D)(E)(F)(G)	43		4,226
Media Group Holdings LLC, Series T (C)(D)(E)(F)(G)	9		3,399

			8,291

Movies & Entertainment – 1.9%
Liberty Media Corp., Class C (C)(E)(G)	1,134		34,848

Restaurants – 1.3%
Chipotle Mexican Grill, Inc., Class A (B)(C)	50		22,454

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	311		12,572

Total Consumer Discretionary – 12.8%			230,990
Consumer Staples
Brewers – 0.8%
InBev N.V. (A)	141		15,445

Packaged Foods & Meats – 3.4%
Kraft Foods Group, Inc.	440		39,911
Mondelez International, Inc., Class A	495		21,303

			61,214

Soft Drinks – 1.7%
Coca-Cola Co. (The)(B)	710		30,115

Tobacco – 2.4%
ITC Ltd. (A)	1,671		7,213
Philip Morris International, Inc.	326		36,760

			43,973

Total Consumer Staples – 8.3%			150,747
Energy
Oil & Gas Equipment & Services – 3.3%
Halliburton Co.	705		34,703
Schlumberger Ltd.	325		25,367

			60,070

Oil & Gas Exploration & Production – 4.7%
Cabot Oil & Gas Corp.	634		15,147
EOG Resources, Inc.	310		30,270
Noble Energy, Inc.	630		21,648
Pioneer Natural Resources Co.	91		16,928

			83,993

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	237		18,776

Total Energy – 9.0%			162,839
Financials
Diversified Banks – 2.5%
Axis Bank Ltd. (A)	1,978		14,949
China Construction Bank Corp. (A)	6,020		4,842

Industrial and Commercial Bank of China Ltd., H Shares (A)	7,246	4,736
Wells Fargo & Co.	363	20,188

		44,715

Life & Health Insurance – 2.7%
AIA Group Ltd. (A)	4,870	30,706
MetLife, Inc.	354	18,714

		49,420

Multi-Line Insurance – 1.1%
Axa S.A.(A)	760	19,663

Multi-Sector Holdings – 0.7%
Berkshire Hathaway, Inc., Class B (C)	83	13,801

Other Diversified Financial Services – 4.7%
Citigroup, Inc.	645	38,575
JPMorgan Chase & Co.	528	46,336

		84,911

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	179	21,476

Total Financials – 12.9%		233,986
Health Care
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (C)	142	17,208
Shire Pharmaceuticals Group plc ADR	157	27,299

		44,507

Health Care Equipment – 1.1%
Medtronic plc	249	20,079

Health Care Facilities – 1.0%
HCA Holdings, Inc. (C)	200	17,783

Pharmaceuticals – 1.8%
Pfizer, Inc.	936	32,017

Total Health Care – 6.3%		114,386
Industrials
Aerospace & Defense – 2.4%
European Aeronautic Defence and Space Co. (A)	177	13,482
Lockheed Martin Corp.	111	29,677

		43,159

Construction & Engineering – 1.1%
Larsen & Toubro Ltd.(A)	650	15,758
Vinci (A)	57	4,485

		20,243

Construction Machinery & Heavy Trucks – 1.2%
PACCAR, Inc.	325	21,821

Industrial Machinery – 1.1%
Parker Hannifin Corp.	121	19,431

Railroads – 0.9%
Union Pacific Corp.	147	15,619

Trading Companies & Distributors – 0.5%
Wolseley plc (A)	145	9,120

Total Industrials – 7.2%		129,393
Information Technology
Application Software – 3.0%
Adobe Systems, Inc. (C)	258	33,533
Intuit, Inc. (B)	174	20,147

		53,680

Data Processing & Outsourced Services – 1.9%
FleetCor Technologies, Inc. (C)	77	11,615
Visa, Inc., Class A	267	23,755

		35,370

Electronic Equipment & Instruments – 0.4%
Keyence Corp. (A)	17	6,887

Internet Software & Services – 4.2%
Alibaba Group Holding Ltd. ADR (C)	209	22,482
Alphabet, Inc., Class A (C)	31	26,197
Facebook, Inc., Class A (C)	39	5,583
MercadoLibre, Inc.	107	22,594

		76,856

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	119	15,738

Semiconductors – 0.9%
QUALCOMM, Inc.	289	16,560

Systems Software – 2.2%
Microsoft Corp.	595	39,178

Total Information Technology – 13.5%		244,269
Materials
Diversified Metals & Mining – 1.4%
BHP Billiton plc (A)	570	8,815
Rio Tinto plc (A)	389	15,661

		24,476

Paper Packaging – 0.6%
International Paper Co.	214	10,887

Total Materials – 2.0%		35,363
Telecommunication Services
Integrated Telecommunication Services – 0.9%
Nippon Telegraph and Telephone Corp. (A)	385	16,453

Total Telecommunication Services – 0.9%		16,453

TOTAL COMMON STOCKS – 72.9%		$1,318,426
(Cost: $1,204,157)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 12-31-20 (H)	$7,285	2,563

Movies & Entertainment – 0.6%
Delta Topco Ltd. (2.000% Cash or 2.000% PIK),
2.000%, 7-23-19 (E)(G)(I)	7,964	10,965

Total Consumer Discretionary – 0.7%		13,528
Financials
Diversified Banks – 0.4%
Royal Bank of Scotland Group plc (The):
7.500%, 12-29-49	4,484	4,423
8.625%, 12-29-49	1,983	2,067

		6,490

Total Financials – 0.4%		6,490

TOTAL CORPORATE DEBT SECURITIES – 1.1%		$20,018
(Cost: $21,509)

OTHER GOVERNMENT SECURITIES(J)
Brazil – 1.3%
Brazil Notas do Tesouro Nacional,
10.000%, 1-1-21 (K)	BRL71,700	23,627

Mexico – 5.2%
Mexican Bonos:
8.000%, 6-11-20 (K)	MXN569,379	31,404
6.500%, 6-10-21 (K)	396,455	20,910
10.000%, 12-5-24 (K)	326,352	20,505
5.750%, 3-5-26 (K)	418,176	20,444

		93,263

TOTAL OTHER GOVERNMENT SECURITIES – 6.5%		$116,890
(Cost: $121,091)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3-15-23 (L)	82	5
5.500%, 10-15-25 (L)	734	95
5.500%, 5-15-33 (L)	403	83
6.000%, 11-15-35 (L)	289	69
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23 (L)	179	20
5.500%, 8-25-33 (L)	443	81
5.500%, 12-25-33 (L)	16	—	*
5.500%, 4-25-34 (L)	581	123
5.500%, 11-25-36 (L)	657	133
Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7-20-35 (L)	265	58

		667

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$667
(Cost: $671)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.3%
U.S. Treasury Notes:
0.125%, 4-15-21	9,037	9,130
0.625%, 1-15-26	16,723	17,031
0.125%, 7-15-26	15,196	14,829
1.000%, 2-15-46	19,063	19,358

		60,348

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.3%		$60,348
(Cost: $61,600)

BULLION – 4.6%	Troy Ounces
Gold	67	82,951

(Cost: $83,199)

SHORT-TERM SECURITIES	Principal
Commercial Paper(M) – 6.3%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.830%, 4-25-17	$5,000	4,997
Colgate-Palmolive Co.,
0.760%, 4-3-17	10,500	10,499
Kroger Co. (The),
1.150%, 4-3-17	15,000	14,999
Medtronic Global Holdings SCA:
1.120%, 4-4-17	4,550	4,549
1.110%, 4-17-17	5,000	4,997
Mondelez International, Inc.,
0.971%, 4-5-17	5,000	4,999
NBCUniversal Enterprise, Inc.:
1.150%, 4-13-17	10,000	9,996
1.220%, 4-27-17	5,000	4,995
Northern Illinois Gas Co.,
0.990%, 4-10-17	7,000	6,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.940%, 4-28-17	4,620	4,617
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.870%, 4-14-17	18,085	18,079
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.940%, 4-28-17	2,000	1,999
Sysco Corp.,
1.090%, 4-3-17	11,932	11,931
United Technologies Corp.,
1.150%, 4-13-17	6,000	5,998
Wisconsin Gas LLC,
0.940%, 4-3-17	5,000	5,000

		114,653

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (N)	5,169	5,169

Municipal Obligations – 2.7%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
0.860%, 4-7-17 (N)	14,400	14,400
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 18 bps),
0.880%, 4-7-17 (N)	12,600	12,600
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
0.910%, 4-7-17 (N)	16,000	16,000
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4-7-17 (N)	4,000	4,000
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
0.910%, 4-7-17 (N)	2,325	2,325

		49,325

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.870%, 4-7-17 (N)	16,404	16,404

TOTAL SHORT-TERM SECURITIES – 10.2%		$185,551
(Cost: $185,553)

TOTAL INVESTMENT SECURITIES – 98.6%		$1,784,851
(Cost: $1,677,780)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		24,569

NET ASSETS – 100.0%		$1,809,420

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $360 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	No dividends were paid during the preceding 12 months.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At March 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
COTA Racing & Entertainment LLC, Class B	9-18-14	—	*	$—	$—
Liberty Media Corp., Class C	1-23-17	1,134		31,881	34,848
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73		50,896	666
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	43		14,222	4,226
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9		19,137	3,399
		Principal
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 07–23–19	4-1-12 to 1-1-15	$7,964		9,743	10,965
				$125,879	$54,104

The total value of these securities represented 3.0% of net assets at March 31, 2017.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(G)	Securities whose value was determined using significant unobservable inputs.

(H)	Zero coupon bond.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(K)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Rate shown is the yield to maturity at March 31, 2017.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

The following total return swap agreements were outstanding at March 31, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
Morgan Stanley International	310,444	Euro STOXX Bank Index	12/08/2017	$42,232	3M Euribor plus 40 bps	$2,350

(1)	The Fund pays the financing fee multiplied by the notional amount each month.
(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$187,851	$—	$43,139
Consumer Staples	150,747	—	—
Energy	162,839	—	—
Financials	233,986	—	—
Health Care	114,386	—	—
Industrials	129,393	—	—
Information Technology	244,269	—	—
Materials	35,363	—	—
Telecommunication Services	16,453	—	—
Total Common Stocks	$1,275,287	$—	$43,139
Corporate Debt Securities	—	9,053	10,965
Other Government Securities	—	116,890	—
United States Government Agency Obligations	—	667	—
United States Government Obligations	—	60,348	—
Bullion	82,951	—	—
Short-Term Securities	—	185,551	—
Total	$1,358,238	$372,509	$54,104
Total Return Swaps	$—	$2,350	$—

During the period ended March 31, 2017, securities totaling $116,491 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-16	$30,693	$103,913
Net realized gain (loss)	—	(41,281)
Net change in unrealized appreciation (depreciation)	(9,161)	52,824
Purchases	31,881	9,900
Sales	(10,274)	(114,234)
Amortization/Accretion of premiums/discounts	—	(157)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-17	$43,139	$10,965
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-17	$(9,161)	$1,222

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$3,399	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	17.41%
			Illiquidity discount	10%
	4,226	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	14.41%
			Illiquidity discount	10%
			Methodology weighting	67%
		Transaction	Price	$344
			Illiquidity discount	10%
			Methodology weighting	33%
	666	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology weighting	52%
		Discounted book value	Discount factor	100%
			Methodology weighting	48%
	34,848	Third-party vendor pricing service	Illiquidity discount	10%
Corporate Debt Securities	10,965	Third-party vendor pricing service	Illiquidity discount	10%

Significant increases (decreases) in long-term growth rate or multiple of book value inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

During the period ended March 31, 2017, securities totaling $14,876 changed valuation techniques from a transaction approach to a blended methodology of discounted cash flows model and a transaction approach. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

During the period ended March 31, 2017, securities totaling $103,913 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2017 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$1,809,420	$83,639	4.62%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	1,809,420	8,397	0.46

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,677,780

Gross unrealized appreciation	217,718
Gross unrealized depreciation	(110,647)

Net unrealized appreciation	$107,071

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 1.0%
O’Reilly Automotive, Inc. (A)	55	$14,949

Cable & Satellite – 1.9%
Comcast Corp., Class A	746	28,035

Casinos & Gaming – 1.3%
Las Vegas Sands, Inc.	346	19,735

General Merchandise Stores – 1.6%
Dollar General Corp.	205	14,302
Target Corp.	185	10,182

		24,484

Home Improvement Retail – 1.1%
Lowe’s Co., Inc.	203	16,652

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	653	38,456

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	608	19,310

Restaurants – 0.8%
YUM! Brands, Inc.	187	11,975

Total Consumer Discretionary – 11.6%		173,596
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	139	15,246

Drug Retail – 1.3%
CVS Caremark Corp.	248	19,499

Packaged Foods & Meats – 2.0%
Kraft Foods Group, Inc.	157	14,257
Mead Johnson Nutrition Co.	169	15,028

		29,285

Total Consumer Staples – 4.3%		64,030
Energy
Integrated Oil & Gas – 1.2%
Chevron Corp.	167	17,888

Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	169	11,270

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	217	16,963

Oil & Gas Exploration & Production – 2.3%
Newfield Exploration Co. (A)	448	16,536
Noble Energy, Inc.	535	18,375

		34,911

Oil & Gas Refining & Marketing – 0.5%
Phillips 66	91	7,225

Total Energy – 5.9%		88,257
Financials
Diversified Banks – 1.0%
Northern Trust Corp.	174	15,030

Financial Exchanges & Data – 1.7%
Intercontinental Exchange, Inc.	408	24,397

Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc. (The)	73	16,793

Life & Health Insurance – 1.0%
MetLife, Inc.	276	14,599

Other Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	371	32,606

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	212	25,539

Total Financials – 8.7%		128,964
Health Care
Biotechnology – 2.9%
Biogen, Inc. (A)	53	14,354
Shire Pharmaceuticals Group plc ADR	167	29,149

		43,503

Health Care Services – 1.3%
Laboratory Corp. of America Holdings (A)	136	19,469

Managed Health Care – 2.1%
Anthem, Inc.	87	14,372
UnitedHealth Group, Inc.	106	17,401

		31,773

Pharmaceuticals – 2.6%
Allergan plc	82	19,663
Johnson & Johnson	59	7,374
Teva Pharmaceutical Industries Ltd. ADR	334	10,705

		37,742

Total Health Care – 8.9%		132,487
Industrials
Building Products – 1.6%
Johnson Controls, Inc.	557	23,480

Construction Machinery & Heavy Trucks – 1.4%
Allison Transmission Holdings, Inc.	338	12,203
PACCAR, Inc.	135	9,092

		21,295

Industrial Machinery – 0.3%
Parker Hannifin Corp.	24	3,816

Railroads – 1.2%
Union Pacific Corp.	171	18,070

Trucking – 0.8%
Knight Transportation, Inc.	402	12,606

Total Industrials – 5.3%		79,267
Information Technology
Application Software – 1.7%
Autodesk, Inc. (A)	290	25,102

Data Processing & Outsourced Services – 1.6%
FleetCor Technologies, Inc. (A)	87	13,160
MasterCard, Inc., Class A	101	11,348

		24,508

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A(A)	306	18,231

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	834	32,443

Systems Software – 2.1%
Microsoft Corp.	114	7,501
Symantec Corp.	770	23,624

		31,125

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	258	37,125

Total Information Technology – 11.3%		168,534
Materials
Commodity Chemicals – 0.9%
Valvoline, Inc.	544	13,359

Specialty Chemicals – 1.4%
PPG Industries, Inc.	194	20,333

Total Materials – 2.3%		33,692
Real Estate
Specialized REITs – 1.3%
Crown Castle International Corp.	209	19,778

Total Real Estate – 1.3%		19,778

TOTAL COMMON STOCKS – 59.6%		$888,605
(Cost: $727,805)

PREFERRED STOCKS
Energy
Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	225	13,385

Total Energy – 0.9%		13,385
Financials
Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	200	5,168

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	180	4,750

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	64	1,584

Total Financials – 0.8%		11,502

Health Care
Managed Health Care – 0.7%
Anthem, Inc., 5.250%	205	10,297

Pharmaceuticals – 2.5%
Allergan plc, Convertible Series A, 5.500%	27	22,519
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	27	15,579

		38,098

Total Health Care – 3.2%		48,395
Industrials
Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	167	11,949

Total Industrials – 0.8%		11,949
Materials
Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	11	9,209

Total Materials – 0.6%		9,209
Telecommunication Services
Integrated Telecommunication Services – 0.3%
Frontier Communications Corp., Convertible Series A, 11.125%	86	4,236

Total Telecommunication Services – 0.3%		4,236

TOTAL PREFERRED STOCKS – 6.6%		$98,676
(Cost: $115,306)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc.,
3.250%, 6-15-26	$6,800	6,209

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5-15-22	900	896

Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3-1-26	2,600	2,558
Pearson Funding Five plc,
3.250%, 5-8-23 (B)	800	757
Viacom, Inc.,
2.750%, 12-15-19	1,500	1,511

		4,826

General Merchandise Stores – 0.0%
Dollar General Corp.,
1.875%, 4-15-18	750	750

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	1,000	1,012

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4-1-26	2,700	2,810

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5-15-26	1,120	1,091

Total Consumer Discretionary – 1.2%		17,594
Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7-15-26	800	761
SABMiller Holdings, Inc.,
2.200%, 8-1-18	1,800	1,812

		2,573

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6-15-18	750	748

Food Distributors – 0.0%
Campbell Soup Co.,
2.500%, 8-2-22	900	886

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10-1-22	250	249

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8-15-22	1,200	1,185

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6-15-20 (B)	2,400	2,420

Total Consumer Staples – 0.5%		8,061

Energy
Integrated Oil & Gas – 0.5%
Chevron Corp.,
2.954%, 5-16-26	3,000	2,964
Hess Corp.,
4.300%, 4-1-27	4,950	4,873

		7,837

Oil & Gas Equipment & Services – 0.2%
Schlumberger Holding Corp.,
2.350%, 12-21-18 (B)	3,150	3,171

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9-26-18	2,850	2,870
2.315%, 2-13-20	1,500	1,512
Concho Resources, Inc.,
4.375%, 1-15-25	4,400	4,428
ONEOK Partners L.P.,
3.200%, 9-15-18	1,500	1,521

		10,331

Oil & Gas Storage & Transportation – 1.6%
Buckeye Partners L.P.,
2.650%, 11-15-18	3,050	3,065
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (B)	3,340	3,264
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9-1-19	8,392	5,455
Kinder Morgan Energy Partners L.P.,
2.650%, 2-1-19	1,850	1,867
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10-15-25	2,000	2,060
Southern Natural Gas Co.,
5.900%, 4-1-17 (B)	4,750	4,750
Williams Partners L.P.,
3.600%, 3-15-22	3,500	3,550

		24,011

Total Energy – 3.0%		45,350
Financials
Asset Management & Custody Banks – 0.2%
Ares Capital Corp.,
4.875%, 11-30-18	3,300	3,424

Consumer Finance – 0.9%
American Express Co.,
4.900%, 12-29-49	3,200	3,196
Capital One Bank USA N.A.:
2.150%, 11-21-18	1,500	1,503
2.250%, 2-13-19	2,000	2,003
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5-9-23	800	806
Hyundai Capital America,
2.875%, 8-9-18 (B)	1,200	1,212
Total System Services, Inc.,
2.375%, 6-1-18	3,900	3,916

		12,636

Diversified Banks – 5.1%
ABN AMRO Bank N.V.,
2.500%, 10-30-18 (B)	3,000	3,023
Australia and New Zealand Banking Group Ltd.,
4.400%, 5-19-26 (B)	4,800	4,924
Bank of America Corp.:
2.000%, 1-11-18	2,100	2,106
8.000%, 7-29-49	7,000	7,210
Bank of New York Mellon Corp. (The),
2.100%, 1-15-19	3,000	3,022
Barclays plc,
5.200%, 5-12-26	3,200	3,273
BNP Paribas S.A.,
2.450%, 3-17-19	2,600	2,618
Commonwealth Bank of Australia,
2.250%, 3-13-19	2,900	2,919
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	5,250	5,264
HSBC Holdings plc,
3.400%, 3-8-21	3,750	3,835
ING Bank N.V.,
2.500%, 10-1-19 (B)	3,500	3,520
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	3,500	3,525
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	2,000	2,012
Societe Generale S.A.:
4.250%, 4-14-25 (B)	1,750	1,715
5.922%, 4-29-49 (B)	6,500	6,500
Standard Chartered plc,
2.250%, 4-17-20 (B)	5,900	5,819
Sumitomo Mitsui Banking Corp.,
2.450%, 1-16-20	2,400	2,409
U.S. Bancorp,
3.100%, 4-27-26	1,900	1,866

Wells Fargo & Co.,
7.980%, 3-29-49	6,790	7,070
Westpac Banking Corp.,
2.250%, 7-30-18	4,000	4,027

		76,657

Investment Banking & Brokerage – 0.9%
BGC Partners, Inc.,
5.375%, 12-9-19	3,000	3,154
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20	2,500	2,503
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	1,200	1,215
2.625%, 1-31-19	2,000	2,022
2.600%, 4-23-20	1,800	1,810
Morgan Stanley,
2.650%, 1-27-20	3,250	3,281

		13,985

Life & Health Insurance – 0.6%
AIA Group Ltd.,
2.250%, 3-11-19(B)	1,600	1,604
Citizens Financial Group, Inc.,
3.750%, 7-1-24	6,000	5,870
Prudential Financial, Inc.,
8.875%, 6-15-38	1,000	1,075

		8,549

Multi-Line Insurance – 0.6%
American International Group, Inc.,
2.300%, 7-16-19	1,950	1,957
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	3,500	3,512
Loews Corp.,
3.750%, 4-1-26	3,120	3,194

		8,663

Other Diversified Financial Services – 2.3%
Citigroup, Inc.:
5.800%, 11-29-49	5,300	5,459
5.950%, 12-29-49	5,350	5,569
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,300	1,307
Fidelity National Information Services, Inc.:
2.000%, 4-15-18	500	501
2.850%, 10-15-18	2,300	2,332
Fifth Street Finance Corp.,
4.875%, 3-1-19	5,000	4,989
JPMorgan Chase & Co.:
7.900%, 4-29-49	4,660	4,829
5.000%, 12-29-49	3,200	3,236
PennantPark Investment Corp.,
4.500%, 10-1-19	5,250	5,294
Total Capital (GTD by Total S.A.),
2.125%, 8-10-18	1,200	1,207

		34,723

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	1,500	1,501

Regional Banks – 0.7%
PNC Bank N.A.:
2.200%, 1-28-19	2,250	2,265
3.250%, 6-1-25	2,500	2,513
SunTrust Banks, Inc.:
2.350%, 11-1-18	2,800	2,818
5.625%, 12-29-49	2,800	2,926

		10,522

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6-15-23 (B)	4,300	4,639

Total Financials – 11.7%		175,299
Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5-22-19	2,200	2,214
2.125%, 5-1-20	3,000	3,000

		5,214

Health Care Distributors – 0.2%
Cardinal Health, Inc.,
2.400%, 11-15-19	2,400	2,415

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	1,650	1,661

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (B)	4,800	5,076

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.450%, 6-1-26	3,220	3,171

Health Care Supplies – 0.4%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	6,600	6,403

Managed Health Care – 0.2%
Aetna, Inc.,
2.200%, 3-15-19	1,600	1,610
UnitedHealth Group, Inc.,
2.700%, 7-15-20	1,000	1,020

		2,630

Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 5-14-26	2,240	2,153
Forest Laboratories, Inc.,
5.000%, 12-15-21(B)	5,000	5,418

		7,571

Total Health Care – 2.3%		34,141
Industrials
Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc.,
2.850%, 12-15-20 (B)	2,400	2,426
Huntington Ingalls Industries, Inc.,
5.000%, 11-15-25 (B)	6,000	6,270
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	2,000	2,026
6.375%, 6-15-26	3,500	3,502

		14,224

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11-5-20	2,625	2,651

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	776	769

Security & Alarm Services – 0.0%
Constellis Holdings LLC and Constellis Finance Corp.,
9.750%, 5-15-20(B)	489	523

Total Industrials – 1.2%		18,167
Information Technology
Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6-1-20	1,800	1,820

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc.,
4.600%, 4-6-27	2,000	2,012

Semiconductors – 1.5%
Micron Technology, Inc.,
5.500%, 2-1-25	5,293	5,492
Micron Technology, Inc., Convertible,
3.000%, 11-15-43	15,000	16,809

		22,301

Total Information Technology – 1.8%		26,133
Materials
Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (B)	9,110	8,690

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4-15-21(B)	1,300	1,319

Metal & Glass Containers – 0.3%
BakerCorp International, Inc.,
8.250%, 6-1-19	5,046	4,718

Total Materials – 1.0%		14,727
Real Estate
Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1-15-23	1,171	1,278
3.700%, 6-15-26	1,600	1,570

		2,848

Total Real Estate – 0.2%		2,848
Telecommunication Services
Integrated Telecommunication Services – 0.7%
AT&T, Inc.:
2.300%, 3-11-19	5,000	5,024
4.125%, 2-17-26	4,000	4,056
Verizon Communications, Inc.,
2.946%, 3-15-22 (B)	1,600	1,593

		10,673

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1-15-22	5,000	4,824
4.700%, 3-15-22	1,140	1,221
3.375%, 10-15-26	2,080	1,983

Virgin Media Finance plc,
4.875%, 2-15-22	298	267

		8,295

Total Telecommunication Services – 1.3%		18,968
Utilities
Electric Utilities – 0.7%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	2,450	2,453
Entergy Texas, Inc.,
2.550%, 6-1-21	1,500	1,482
Exelon Corp.,
2.450%, 4-15-21	1,800	1,778
PPL Energy Supply LLC,
4.600%, 12-15-21	2,100	1,780
Southern Co. (The),
2.950%, 7-1-23	3,200	3,114

		10,607

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2-15-19	5,755	5,363

Total Utilities – 1.1%		15,970

TOTAL CORPORATE DEBT SECURITIES – 25.3%		$377,258
(Cost: $373,258)

LOANS(C)
Industrials
Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.500%, 1-30-23(D)	4,455	4,444

Total Industrials – 0.3%		4,444

TOTAL LOANS – 0.3%		$4,444
(Cost: $4,372)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9-1-19	955	1,044

Mortgage-Backed Obligations – 1.3%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	26	29
6.500%, 1-1-32	36	41
4.500%, 6-1-44	4,090	4,412
3.000%, 6-15-45	4,394	4,525
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	89	91
4.500%, 9-1-19	236	242
3.500%, 6-25-29	2,461	2,577
4.500%, 11-1-43	3,427	3,722
3.000%, 10-25-46	4,275	4,367
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9-15-18	77	78
6.500%, 8-15-28	29	33

		20,117

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$21,161
(Cost: $21,465)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.0%
U.S. Treasury Notes:
0.125%, 7-15-26	16,716	16,312
2.125%, 2-15-40	14,831	18,713
1.000%, 2-15-46	10,146	10,304

		45,329

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$45,329
(Cost: $46,710)

SHORT-TERM SECURITIES
Commercial Paper(E) – 0.8%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.810%, 4-17-17	3,000	2,999
Mondelez International, Inc.,
0.971%, 4-5-17	4,000	4,000
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.940%, 4-28-17	5,000	4,996

		11,995

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (F)	2,476	2,476

Municipal Obligations – 1.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps),
0.890%, 4-1-17 (F)	10,000	10,000
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 18 bps),
0.880%, 4-7-17 (F)	5,000	5,000
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps),
0.910%, 4-7-17 (F)	12,200	12,200

		27,200

Notes – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
0.880%, 4-7-17 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.9%		$43,671
(Cost: $43,671)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,479,144
(Cost: $1,332,587)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		13,063

NET ASSETS – 100.0%		$1,492,207

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $91,887 or 6.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at March 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$888,605	$—	$—
Preferred Stocks	89,467	9,209	—
Corporate Debt Securities	—	377,258	—
Loans	—	—	4,444
United States Government Agency Obligations	—	21,161	—
United States Government Obligations	—	45,329	—
Short-Term Securities	—	43,671	—
Total	$978,072	$496,628	$4,444

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,332,587

Gross unrealized appreciation	194,375
Gross unrealized depreciation	(47,818)

Net unrealized appreciation	$146,557

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.4%
Magna International, Inc.	2,192	$94,624

Automotive Retail – 1.7%
O’Reilly Automotive, Inc. (A)	239	64,546

Broadcasting – 1.5%
CBS Corp., Class B	869	60,254

Cable & Satellite – 2.4%
Comcast Corp., Class A	2,455	92,291

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	676	99,248

Housewares & Specialties – 2.0%
Newell Rubbermaid, Inc.	1,676	79,062

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc., Class A	3,190	103,314

Total Consumer Discretionary – 15.3%		593,339
Consumer Staples
Brewers – 2.0%
Molson Coors Brewing Co., Class B	792	75,764

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	275	46,182

Packaged Foods & Meats – 2.9%
Kraft Foods Group, Inc.	1,237	112,341

Tobacco – 2.5%
Philip Morris International, Inc.	866	97,767

Total Consumer Staples – 8.6%		332,054
Energy
Oil & Gas Drilling – 1.1%
Helmerich & Payne, Inc.	623	41,493

Oil & Gas Equipment & Services – 2.4%
Halliburton Co.	1,943	95,610

Oil & Gas Exploration & Production – 5.5%
Anadarko Petroleum Corp.	702	43,518
Cimarex Energy Co.	621	74,227
EOG Resources, Inc.	722	70,470
Pioneer Natural Resources Co.	137	25,495

		213,710

Total Energy – 9.0%		350,813
Financials
Asset Management & Custody Banks – 1.6%
Blackstone Group L.P. (The)	2,060	61,185

Diversified Banks – 5.5%
Bank of America Corp.	3,976	93,782
Wells Fargo & Co.	2,140	119,133

		212,915

Financial Exchanges & Data – 1.9%
CME Group, Inc.	641	76,103

Investment Banking & Brokerage – 4.3%
Charles Schwab Corp. (The)	1,207	49,262
Morgan Stanley	2,801	120,012

		169,274

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	1,353	118,882

Total Financials – 16.4%		638,359
Health Care
Biotechnology – 3.5%
Alexion Pharmaceuticals, Inc. (A)	496	60,101
Shire Pharmaceuticals Group plc ADR	426	74,256

		134,357

Health Care Equipment – 1.6%
Intuitive Surgical, Inc.(A)	79	60,321

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	763	67,926

Managed Health Care – 2.9%
Cigna Corp.	386	56,486
UnitedHealth Group, Inc.	348	57,043

		113,529

Pharmaceuticals – 3.0%
Eli Lilly and Co.	694	58,372
Zoetis, Inc.	1,092	58,291

		116,663

Total Health Care – 12.7%		492,796
Industrials
Aerospace & Defense – 1.6%
Lockheed Martin Corp.	225	60,210

Building Products – 1.0%
Johnson Controls, Inc.	947	39,889

Construction Machinery & Heavy Trucks – 1.5%
PACCAR, Inc.	859	57,745

Railroads – 4.5%
Norfolk Southern Corp.	516	57,799
Union Pacific Corp.	1,109	117,515

		175,314

Total Industrials – 8.6%		333,158
Information Technology
Application Software – 3.0%
Adobe Systems, Inc. (A)	897	116,675

Data Processing & Outsourced Services – 4.2%
MasterCard, Inc., Class A	725	81,488
Visa, Inc., Class A	907	80,561

		162,049

Internet Software & Services – 7.6%
Alibaba Group Holding Ltd. ADR (A)	607	65,496
Alphabet, Inc., Class A (A)	154	130,731
Facebook, Inc., Class A (A)	689	97,920

		294,147

Semiconductor Equipment – 4.3%
Applied Materials, Inc.	2,715	105,609
ASML Holding N.V., NY Registry Shares	478	63,532

		169,141

Semiconductors – 4.0%
Analog Devices, Inc.	1,220	99,954
Texas Instruments, Inc.	696	56,038

		155,992

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	1,034	148,544

Total Information Technology – 26.9%		1,046,548
Materials
Commodity Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	423	38,601

Total Materials – 1.0%		38,601

TOTAL COMMON STOCKS – 98.5%		$3,825,668
(Cost: $3,159,398)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.4%
CVS Health Corp.,
1.170%, 4-17-17	$10,000	9,995
NBCUniversal Enterprise, Inc.,
1.170%, 4-17-17	5,000	4,997

		14,992

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (C)	1,188	1,188

TOTAL SHORT-TERM SECURITIES – 0.4%		$16,180
(Cost: $16,180)

TOTAL INVESTMENT SECURITIES – 98.9%		$3,841,848
(Cost: $3,175,578)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		41,584

NET ASSETS – 100.0%		$3,883,432

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,825,668	$—	$—
Short-Term Securities	—	16,180	—
Total	$3,825,668	$16,180	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,175,578

Gross unrealized appreciation	698,121
Gross unrealized depreciation	(31,851)

Net unrealized appreciation	$666,270

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.6%
Omnicom Group, Inc.	105	$9,026

Apparel Retail – 0.5%
Limited Brands, Inc.	58	2,718

Cable & Satellite – 2.7%
Comcast Corp., Class A	422	15,857

Casinos & Gaming – 0.6%
International Game Technology plc	156	3,708

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	107	15,718

Housewares & Specialties – 1.0%
Newell Rubbermaid, Inc.	126	5,955

Restaurants – 1.1%
McDonalds Corp.	51	6,604

Total Consumer Discretionary – 10.2%		59,586
Consumer Staples
Brewers – 1.3%
Anheuser-Busch InBev S.A. ADR	72	7,908

Drug Retail – 0.9%
CVS Caremark Corp.	65	5,075

Personal Products – 1.4%
Unilever plc (A)	163	8,033

Tobacco – 3.7%
Philip Morris International, Inc.	189	21,389

Total Consumer Staples – 7.3%		42,405
Energy
Integrated Oil & Gas – 6.6%
Chevron Corp.	217	23,246
Suncor Energy, Inc.	511	15,715

		38,961

Oil & Gas Storage & Transportation – 4.0%
Energy Transfer Partners L.P.	180	6,583
Enterprise Products Partners L.P.	602	16,632

		23,215

Total Energy – 10.6%		62,176
Financials
Diversified Banks – 4.2%
Wells Fargo & Co.	440	24,496

Life & Health Insurance – 3.2%
MetLife, Inc.	356	18,785

Multi-Line Insurance – 1.6%
American International Group, Inc.	146	9,090

Other Diversified Financial Services – 4.2%
JPMorgan Chase & Co.	282	24,774

Regional Banks – 1.8%
KeyCorp	602	10,700

Total Financials – 15.0%		87,845
Health Care
Health Care Equipment – 1.4%
Medtronic plc	101	8,102

Pharmaceuticals – 4.7%
Pfizer, Inc.	809	27,688

Total Health Care – 6.1%		35,790
Industrials
Aerospace & Defense – 4.7%
BAE Systems plc (A)	791	6,369
Lockheed Martin Corp.	78	20,792

		27,161

Building Products – 2.6%
Johnson Controls, Inc.	361	15,205

Construction Machinery & Heavy Trucks – 2.8%
PACCAR, Inc.	242	16,276

Electrical Components & Equipment – 1.3%
Eaton Corp.	103	7,623

Industrial Conglomerates – 1.1%
Honeywell International, Inc.	50	6,225

Railroads – 2.3%
Union Pacific Corp.	129	13,685

Total Industrials – 14.8%		86,175
Information Technology
Communications Equipment – 4.7%
Harris Corp.	121	13,469
Nokia Corp., Series A ADR	2,510	13,605

		27,074

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	151	8,920

Semiconductors – 4.7%
Analog Devices, Inc.	213	17,464
Cypress Semiconductor Corp.	732	10,066

		27,530

Systems Software – 4.9%
Microsoft Corp.	433	28,491

Total Information Technology – 15.8%		92,015
Materials
Diversified Chemicals – 2.7%
Dow Chemical Co. (The)	247	15,691

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	42	5,658

Paper Packaging – 2.4%
International Paper Co.	280	14,198

Total Materials – 6.1%		35,547
Real Estate
Industrial REITs – 1.8%
ProLogis, Inc.	202	10,487

Specialized REITs – 4.8%
Communications Sales & Leasing, Inc.	228	5,884
Crown Castle International Corp.	98	9,247
Life Storage, Inc.	156	12,835

		27,966

Total Real Estate – 6.6%		38,453
Utilities
Electric Utilities – 3.4%
Exelon Corp.	553	19,888

Total Utilities – 3.4%		19,888

TOTAL COMMON STOCKS – 95.9%		$559,880
(Cost: $433,774)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4-5-17 (B)	$1,062	1,062

Municipal Obligations – 3.8%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps), 0.840%, 4-7-17 (B)	13,400	13,400
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.) (BVAL plus 10 bps), 0.850%, 4-1-17 (B)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps), 0.870%, 4-7-17 (B)	5,744	5,744

		22,144

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 0.870%, 4-7-17 (B)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 4.3%		$25,206
(Cost: $25,206)

TOTAL INVESTMENT SECURITIES – 100.2%		$585,086
(Cost: $458,980)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%	(980)

NET ASSETS – 100.0%	$584,106

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$559,880	$—	$—
Short-Term Securities	—	25,206	—
Total	$559,880	$25,206	$—

During the period ended March 31, 2017, securities totaling $17,809 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$458,980

Gross unrealized appreciation	128,384
Gross unrealized depreciation	(2,278)

Net unrealized appreciation	$126,106

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 3.3%
Chevron Corp.	34	$3,699
Royal Dutch Shell plc, Class A (A)	100	2,613
Suncor Energy, Inc.	80	2,474

		8,786

Oil & Gas Drilling – 4.4%
Nabors Industries Ltd.	370	4,837
Patterson-UTI Energy, Inc.	286	6,935

		11,772

Oil & Gas Equipment & Services – 33.4%
Baker Hughes, Inc.	150	8,943
Core Laboratories N.V.	51	5,897
Forum Energy Technologies, Inc. (B)	407	8,434
Halliburton Co.	244	11,995
Hi-Crush Partners L.P. (B)	152	2,629
Keane Group, Inc. (B)	171	2,441
RPC, Inc.	437	7,996
Schlumberger Ltd.	150	11,718
Superior Energy Services, Inc. (B)	621	8,861
U.S. Silica Holdings, Inc.	278	13,336
Weatherford International Ltd. (B)	1,006	6,689

		88,939

Oil & Gas Exploration & Production – 46.3%
Anadarko Petroleum Corp.	138	8,531
Cimarex Energy Co.	63	7,558
Concho Resources, Inc. (B)	59	7,566
Continental Resources, Inc. (B)	258	11,707
Devon Energy Corp.	146	6,108
Diamondback Energy, Inc. (B)	66	6,824
EOG Resources, Inc.	107	10,409
Laredo Petroleum Holdings, Inc. (B)	295	4,303
Marathon Oil Corp.	326	5,157
Newfield Exploration Co. (B)	159	5,858
Oasis Petroleum LLC (B)	570	8,122
Parsley Energy, Inc., Class A (B)	321	10,423
Pioneer Natural Resources Co.	53	9,926
RSP Permian, Inc. (B)	200	8,305
Whiting Petroleum Corp. (B)	569	5,378
WPX Energy, Inc. (B)	517	6,918

		123,093

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	56	2,823
Phillips 66	32	2,527

		5,350

Oil & Gas Storage & Transportation – 7.4%
Enbridge, Inc.	54	2,255
Energy Transfer Partners L.P.	48	1,768
Enterprise Products Partners L.P.	167	4,618
MPLX L.P.	37	1,318
Phillips 66 Partners L.P.	24	1,256
Plains GP Holdings L.P., Class A	100	3,135
Tallgrass Energy GP L.P., Class A	182	5,228

		19,578

Total Energy – 96.8%		257,518

Information Technology
Data Processing & Outsourced Services – 1.5%
Wright Express Corp. (B)	39	4,016

Total Information Technology – 1.5%		4,016
Materials
Specialty Chemicals – 1.1%
Flotek Industries, Inc. (B)(C)	69	888
Flotek Industries, Inc. (B)	160	2,045

		2,933

Total Materials – 1.1%		2,933

TOTAL COMMON STOCKS – 99.4%		$264,467
(Cost: $202,057)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4-5-17 (D)	$718	718

Municipal Obligations – 0.5%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.930%, 4-7-17 (D)	1,500	1,500

TOTAL SHORT-TERM SECURITIES – 0.8%		$2,218
(Cost: $2,218)

TOTAL INVESTMENT SECURITIES – 100.2%		$266,685
(Cost: $204,275)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(664)

NET ASSETS – 100.0%		$266,021

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $888 or 0.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$264,467	$—	$—
Short-Term Securities	—	2,218	—
Total	$264,467	$2,218	$—

During the period ended March 31, 2017, securities totaling $2,681 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$204,275

Gross unrealized appreciation	65,443
Gross unrealized depreciation	(3,033)

Net unrealized appreciation	$62,410

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Information Technology – 1.7%
MercadoLibre, Inc.	51	$10,831

Total Brazil – 1.7%		$10,831
Canada
Energy – 0.9%
Seven Generations Energy Ltd., Class A (A)	308	5,635

Total Canada –0.9%		$5,635
China
Information Technology – 6.5%
Alibaba Group Holding Ltd. ADR (A)	219	23,566
Tencent Holdings Ltd.	580	16,631

		40,197

Total China – 6.5%		$40,197
France
Consumer Staples – 1.1%
Pernod Ricard S.A.	56	6,637

Energy – 1.5%
Total S.A. ADR	183	9,208

Financials – 1.1%
Axa S.A.	258	6,683

Industrials – 3.3%
European Aeronautic Defence and Space Co.	271	20,622

Total France – 7.0%		$43,150
Germany
Consumer Discretionary – 2.7%
Continental AG	27	5,843
ProSiebenSat. 1 Media SE	248	10,993

		16,836

Health Care – 2.0%
Fresenius SE & Co. KGaA	156	12,537

Industrials – 2.4%
Siemens AG	106	14,454

Total Germany – 7.1%		$43,827
Japan
Consumer Discretionary – 1.7%
Isuzu Motors Ltd.	810	10,709

Financials – 1.4%
Dai-ichi Mutual Life Insurance Co. (The)	473	8,484

Industrials – 1.3%
Dakin Industries Ltd.	83	8,299

Information Technology – 1.2%
Yahoo Japan Corp.	1,611	7,440

Total Japan – 5.6%		$34,932
Mexico
Consumer Staples – 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	2,463	5,682

Total Mexico – 0.9%		$5,682
Netherlands
Industrials – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	221	7,113

Information Technology – 1.9%
ASML Holding N.V., NY Registry Shares	89	11,823

Total Netherlands – 3.1%		$18,936
South Korea
Information Technology – 1.5%
Samsung Electronics Co. Ltd.	5	9,247

Total South Korea – 1.5%		$9,247
Switzerland
Industrials – 1.7%
Adecco S.A.	148	10,486

Total Switzerland – 1.7%		$10,486
United Kingdom
Consumer Discretionary – 1.1%
Compass Group plc	360	6,789

Consumer Staples – 2.3%
British American Tobacco plc	108	7,181
Coca-Cola European Partners plc	183	6,905

		14,086

Financials – 2.6%
Prudential plc	769	16,246

Health Care – 1.6%
Smith & Nephew plc	638	9,717

Total United Kingdom – 7.6%		$46,838
United States
Consumer Discretionary – 8.4%
Amazon.com, Inc. (A)	21	18,278
Home Depot, Inc. (The)	91	13,347
Marriott International, Inc., Class A	137	12,936
O’Reilly Automotive, Inc. (A)	28	7,526

		52,087

Consumer Staples – 3.6%
Kraft Foods Group, Inc.	110	9,987
Philip Morris International, Inc.	110	12,437

		22,424

Energy – 6.4%
EOG Resources, Inc.	129	12,599
Halliburton Co.	347	17,059
Schlumberger Ltd.	129	10,092

		39,750

Financials – 7.2%
CME Group, Inc.	51	6,007
Discover Financial Services	181	12,379
Goldman Sachs Group, Inc. (The)	30	6,897
MetLife, Inc.	160	8,446
Wells Fargo & Co.	187	10,390

		44,119

Health Care – 8.7%
Allergan plc	47	11,191
Celgene Corp. (A)	92	11,486
HCA Holdings, Inc. (A)	158	14,037
Incyte Corp. (A)	50	6,646
Thermo Fisher Scientific, Inc.	68	10,423

		53,783

Industrials – 4.3%
J.B. Hunt Transport Services, Inc.	159	14,621
Johnson Controls, Inc.	282	11,873

		26,494

Information Technology – 13.8%
Alphabet, Inc., Class C (A)	17	14,429
Facebook, Inc., Class A (A)	173	24,569
MasterCard, Inc., Class A	202	22,701
Microsoft Corp.	95	6,252
Visa, Inc., Class A	194	17,200

		85,151

Total United States – 52.4%		$323,808

TOTAL COMMON STOCKS – 96.0%		$593,569
(Cost: $488,394)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.9%
Kroger Co. (The)
1.150%, 4-3-17	$6,000	6,000
Mondelez International, Inc.
0.971%, 4-5-17	4,000	3,999
Northern Illinois Gas Co.
1.090%, 4-6-17	5,000	4,999
Sysco Corp.
1.090%, 4-3-17	2,202	2,202

		17,200

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.190%, 4-5-17 (C)	2,735	2,735

Municipal Obligations – 0.6%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8bps)
0.900%, 4-7-17 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 3.9%		$23,935
(Cost: $23,935)

TOTAL INVESTMENT SECURITIES – 99.9%		$617,504
(Cost: $512,329)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		797

NET ASSETS – 100.0%		$618,301

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2017.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$593,569	$—	$—
Short-Term Securities	—	23,935	—
Total	$593,569	$23,935	$—

During the period ended September 30, 2016, securities totaling $113,438 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$512,329

Gross unrealized appreciation	106,721
Gross unrealized depreciation	(1,546)

Net unrealized appreciation	$105,175

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 4.1%
Burberry Group plc (A)	1,016	$21,952
Kate Spade & Co. (B)	963	22,379
lululemon athletica, Inc. (B)	430	22,292

		66,623

Auto Parts & Equipment – 2.0%
BorgWarner, Inc.	795	33,230

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	431	23,092

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)	306	6,520

Leisure Products – 1.9%
Polaris Industries, Inc.	383	32,116

Restaurants – 2.2%
Dunkin’ Brands Group, Inc.	654	35,756

Specialty Stores – 4.8%
Tiffany & Co.	446	42,476
Tractor Supply Co.	514	35,464

		77,940

Total Consumer Discretionary –16.8%		275,277
Consumer Staples
Food Retail – 2.0%
Whole Foods Market, Inc.	1,075	31,954

Packaged Foods & Meats – 3.8%
Blue Buffalo Pet Products, Inc. (B)	758	17,423
Hain Celestial Group, Inc. (The) (B)	647	24,064
Lance, Inc.	511	20,588

		62,075

Total Consumer Staples – 5.8%		94,029
Energy
Oil & Gas Exploration & Production – 4.1%
Cabot Oil & Gas Corp.	693	16,568
Cimarex Energy Co.	115	13,761
Continental Resources, Inc. (B)	413	18,764
Noble Energy, Inc.	498	17,084

		66,177

Total Energy – 4.1%		66,177
Financials
Asset Management & Custody Banks – 0.9%
Oaktree Capital Group LLC	317	14,344

Diversified Banks – 2.0%
Northern Trust Corp.	381	33,027

Financial Exchanges & Data – 3.3%
CME Group, Inc.	358	42,586
MarketAxess Holdings, Inc.	62	11,696

		54,282

Regional Banks – 3.7%
First Republic Bank	340	31,893
Signature Bank(B)	189	28,117

		60,010

Total Financials – 9.9%		161,663

Health Care
Biotechnology – 5.0%
ACADIA Pharmaceuticals, Inc. (B)	739	25,403
Alkermes plc (B)	553	32,345
BioMarin Pharmaceutical, Inc. (B)	276	24,229

		81,977

Health Care Equipment – 5.2%
Edwards Lifesciences Corp. (B)	336	31,563
Intuitive Surgical, Inc. (B)	70	53,704

		85,267

Health Care Facilities – 0.7%
Acadia Healthcare Co., Inc. (B)	257	11,214

Health Care Services – 1.7%
Laboratory Corp. of America Holdings (B)	193	27,619

Health Care Supplies – 1.7%
Align Technology, Inc. (B)	248	28,484

Pharmaceuticals – 4.0%
Jazz Pharmaceuticals plc (B)	28	4,080
Pacira Pharmaceuticals, Inc. (B)	217	9,883
Zoetis, Inc.	957	51,077

		65,040

Total Health Care – 18.3%		299,601
Industrials
Air Freight & Logistics – 2.2%
Expeditors International of Washington, Inc.	624	35,260

Building Products – 3.1%
A. O. Smith Corp.	360	18,404
Allegion plc	98	7,396
Fortune Brands Home & Security, Inc.	420	25,582

		51,382

Construction Machinery & Heavy Trucks – 2.0%
WABCO Holdings, Inc. (B)	109	12,751
Westinghouse Air Brake Technologies Corp.	258	20,112

		32,863

Electrical Components & Equipment – 0.9%
Generac Holdings, Inc. (B)	404	15,061

Industrial Machinery – 1.5%
IDEX Corp.	271	25,346

Research & Consulting Services – 1.6%
Verisk Analytics, Inc., Class A (B)	315	25,575

Trading Companies & Distributors – 3.9%
Fastenal Co.	1,232	63,465

Total Industrials – 15.2%		248,952
Information Technology
Application Software – 2.7%
Ellie Mae, Inc. (B)	170	17,019
Guidewire Software, Inc. (B)	301	16,947
Tyler Technologies, Inc. (B)	67	10,335

		44,301

Communications Equipment – 2.3%
Arista Networks, Inc. (B)	84	11,163
Harris Corp.	228	25,370

		36,533

Electronic Manufacturing Services – 2.3%
Trimble Navigation Ltd. (B)	1,190	38,101

Home Entertainment Software – 2.7%
Electronic Arts, Inc.(B)	493	44,148

Internet Software & Services – 8.1%
CoStar Group, Inc. (B)(C)	206	42,592
GrubHub, Inc. (B)	846	27,838
MercadoLibre, Inc.	156	33,011
Pandora Media, Inc. (B)	2,496	29,478

		132,919

Semiconductors – 4.1%
Maxim Integrated Products, Inc.	510	22,921
Microchip Technology, Inc.	587	43,328

		66,249

Systems Software – 4.1%
Red Hat, Inc. (B)	364	31,492
ServiceNow, Inc. (B)	411	35,930

		67,422

Total Information Technology – 26.3%		429,673
Materials
Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	180	16,823

Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (B)	342	11,027

Total Materials – 1.7%		27,850

TOTAL COMMON STOCKS – 98.1%		$1,603,222
(Cost: $1,254,985)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 1.3%
CVS Health Corp.,
1.090%, 4-3-17	10,489	10,488
Mondelez International, Inc.,
1.170%, 4-17-17	3,799	3,797
NBCUniversal Enterprise, Inc.,
1.220%, 4-27-17	6,000	5,994

		20,279

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (E)	3,259	3,259

Municipal Obligations – 0.8%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps),
0.920%, 4-7-17 (E)	5,055	5,055
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.900%, 4-1-17 (E)	8,500	8,500

		13,555

TOTAL SHORT-TERM SECURITIES – 2.3%		$37,093
(Cost: $37,095)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,640,315
(Cost: $1,292,080)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(5,928)

NET ASSETS – 100.0%		$1,634,387

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $2,487 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at March 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$1,603,222	$—
Short-Term Securities	—	37,093	—
Total	$—	$1,640,315	$—

During the period ended September 30, 2016, securities totaling $15,436 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,292,080

Gross unrealized appreciation	441,199
Gross unrealized depreciation	(92,964)

Net unrealized appreciation	$348,235

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automobile Manufacturers – 0.5%
Tesla Motors, Inc. (A)	61	$17,087

Consumer Electronics – 1.7%
Garmin Ltd.	1,124	57,458

Internet & Direct Marketing Retail – 1.0%
Netflix, Inc. (A)	231	34,174

Total Consumer Discretionary – 3.2%		108,719
Consumer Staples
Agricultural Products – 0.0%
Arcadia Biosciences, Inc. (A)	1,671	1,139

Total Consumer Staples – 0.0%		1,139
Health Care
Biotechnology – 8.0%
Evogene Ltd.(A)	1,155	6,174
Ionis Pharmaceuticals, Inc. (A)	2,143	86,148
Kite Pharma, Inc. (A)	411	32,236
Vertex Pharmaceuticals, Inc. (A)	1,343	146,868

		271,426

Health Care Equipment – 0.2%
Avinger, Inc. (A)(B)	2,655	5,044

Health Care Facilities – 1.0%
Tenet Healthcare Corp. (A)	1,999	35,395

Health Care Technology – 3.2%
Cerner Corp. (A)	1,883	110,826

Managed Health Care – 1.2%
Cigna Corp.	280	40,973

Pharmaceuticals – 1.0%
Teva Pharmaceutical Industries Ltd. ADR	1,052	33,759

Total Health Care – 14.6%		497,423
Information Technology
Application Software – 9.7%
ACI Worldwide, Inc. (A)	5,419	115,911
Aspen Technology, Inc. (A)	2,150	126,694
Globant S.A. (A)	410	14,918
Silver Spring Networks, Inc. (A)(B)	3,501	39,527
Snap, Inc., Class A (A)	1,488	33,520

		330,570

Data Processing & Outsourced Services – 12.5%
Alliance Data Systems Corp.	700	174,337
Euronet Worldwide, Inc. (A)	1,663	142,191
WNS (Holdings) Ltd. ADR (A)(B)	3,921	112,187

		428,715

Electronic Components – 2.7%
Universal Display Corp.	1,088	93,673

Internet Software & Services – 12.4%
Alibaba Group Holding Ltd. ADR (A)	877	94,589
Alphabet, Inc., Class A (A)	86	72,656
Alphabet, Inc., Class C (A)	112	92,511
Facebook, Inc., Class A (A)	950	135,004
Pandora Media, Inc. (A)	2,339	27,620

		422,380

IT Consulting & Other Services – 3.3%
Acxiom Corp. (A)	2,552	72,649
CSRA, Inc.	1,362	39,905

		112,554

Semiconductor Equipment – 1.9%

ASML Holding N.V., NY Registry Shares	333	44,223
Photronics, Inc. (A)	1,986	21,248

		65,471

Semiconductors – 23.3%
Cypress Semiconductor Corp.	6,394	87,981
Dialog Semiconductor plc (A)(C)	884	45,139
Intel Corp.	1,803	65,016
Marvell Technology Group Ltd.	3,339	50,953
Microchip Technology, Inc.	465	34,286
Micron Technology, Inc. (A)	8,050	232,636
Microsemi Corp. (A)	3,214	165,633
Rambus, Inc. (A)	4,663	61,271
Semtech Corp. (A)	1,519	51,332

		794,247

Systems Software – 5.0%
Microsoft Corp.	2,601	171,328

Technology Hardware, Storage & Peripherals – 2.1%
Hewlett-Packard Co.	4,015	71,794

Total Information Technology – 72.9%		2,490,732
Materials
Commodity Chemicals – 0.2%
BioAmber, Inc. (A)(B)	3,130	7,261

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	1,828	3,564

Total Materials – 0.3%		10,825
Real Estate
Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A	1,042	50,788

Total Real Estate – 1.5%		50,788
Telecommunication Services
Alternative Carriers – 2.0%
Zayo Group Holdings, Inc. (A)	2,039	67,073

Total Telecommunication Services – 2.0%		67,073
Utilities
Renewable Electricity – 1.0%
Atlantica Yield plc	1,610	33,751

Total Utilities – 1.0%		33,751

TOTAL COMMON STOCKS – 95.5%		$3,260,450
(Cost: $1,842,206)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5-9-17(B)(D)	1,423	61

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23 (B)(D)(E)	1,380	55

TOTAL WARRANTS – 0.0%		$116
(Cost: $167)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Netflix, Inc.,
Call $160.00, Expires 6-16-17, OTC (Ctrpty: Citibank N.A.)	4,308	1,777

TOTAL PURCHASED OPTIONS – 0.0%		$1,777
(Cost: $1,293)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20(B)(E)	$13,800	13,859

Total Materials – 0.4%		13,859

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,859
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper(F) – 2.0%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.810%, 4-17-17	19,000	18,993
CVS Health Corp.,
1.170%, 4-17-17	5,000	4,997
Mondelez International, Inc.,
0.971%, 4-5-17	4,000	3,999
NBCUniversal Enterprise, Inc.:
1.150%, 4-13-17	5,000	4,998
1.170%, 4-17-17	12,000	11,994
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.940%, 4-28-17	5,000	4,996
Sysco Corp.,
1.090%, 4-3-17	4,797	4,797
Wisconsin Gas LLC,
0.950%, 4-3-17	13,000	12,999

		67,773

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4-5-17 (G)	4,456	4,456

Municipal Obligations – 1.6%
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.) (BVAL plus 2 bps), 0.750%, 4-1-17 (G)	4,900	4,900

Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps),
0.920%, 4-7-17 (G)	24,790	24,790
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.) (BVAL plus 10 bps),
0.850%, 4-1-17 (G)	7,000	7,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.) (BVAL plus 12 bps),
0.930%, 4-7-17 (G)	6,000	6,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2015A-1 (GTD by Bank of America N.A.) (BVAL plus 18 bps),
0.880%, 4-7-17 (G)	3,000	3,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.) (BVAL plus 18 bps),
0.880%, 4-7-17 (G)	8,000	8,000

		53,690

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
0.870%, 4-7-17 (G)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 4.0%		$135,919
(Cost: $135,917)

TOTAL INVESTMENT SECURITIES – 99.9%		$3,412,121
(Cost: $1,993,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,879

NET ASSETS – 100.0%		$3,414,000

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Restricted securities. At March 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$13,800	$13,800	$13,859
		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	1,380	$—	$55
			$13,800	$13,914

The total value of these securities represented 0.4% of net assets at March 31, 2017.

(F)	Rate shown is the yield to maturity at March 31, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$108,719	$—	$—
Consumer Staples	1,139	—	—
Health Care	491,249	6,174	—
Information Technology	2,490,732	—	—
Materials	10,825	—	—
Real Estate	50,788	—	—
Telecommunication Services	67,073	—	—
Utilities	33,751	—	—
Total Common Stocks	$3,254,276	$6,174	$—
Warrants	61	55	—
Purchased Options	—	1,777	—
Corporate Debt Securities	—	13,859	—
Short-Term Securities	—	135,919	—
Total	$3,254,337	$157,784	$—

During the period ended March 31, 2017, securities totaling $26,488 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Securities totaling $541 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $7,208 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers in and out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,993,383

Gross unrealized appreciation	1,579,611
Gross unrealized depreciation	(160,873)

Net unrealized appreciation	$1,418,738

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.7%
Burlington Stores, Inc. (A)	158	$15,362

Automotive Retail – 1.1%
Monro Muffler Brake, Inc.	180	9,373

Distributors – 2.6%
Pool Corp. (B)	198	23,603

General Merchandise Stores – 0.8%
Ollie’s Bargain Outlet Holdings, Inc. (A)	203	6,807

Homebuilding – 1.4%
Installed Building Products, Inc. (A)	234	12,338

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Grand Vacations, Inc. (A)	323	9,249

Leisure Facilities – 1.6%
Vail Resorts, Inc.	73	13,990

Leisure Products – 0.5%
Nautilus Group, Inc. (The)(A)	258	4,708

Restaurants – 4.6%
Dave & Buster’s Entertainment, Inc. (A)	282	17,208
Texas Roadhouse, Inc., Class A	312	13,889
Wingstop, Inc.	343	9,697

		40,794

Specialty Stores – 1.0%
Five Below, Inc. (A)	41	1,776
Party City Holdco, Inc. (A)	504	7,081

		8,857

Total Consumer Discretionary – 16.3%		145,081
Consumer Staples
Packaged Foods & Meats – 1.6%
Lance, Inc.	356	14,360

Total Consumer Staples – 1.6%		14,360
Energy
Oil & Gas Equipment & Services – 2.1%
Forum Energy Technologies, Inc. (A)	185	3,833
Keane Group, Inc. (A)	138	1,978
RPC, Inc.	502	9,182
U.S. Silica Holdings, Inc.	86	4,113

		19,106

Oil & Gas Exploration & Production – 0.5%
Petroleum Development Corp. (A)	69	4,290

Total Energy – 2.6%		23,396
Financials
Regional Banks – 6.4%
Ameris Bancorp	137	6,297
Cathay General Bancorp	133	4,996
Home BancShares, Inc.	624	16,884
SVB Financial Group(A)	103	19,130
Western Alliance Bancorp. (A)	200	9,838

		57,145

Thrifts & Mortgage Finance – 1.2%
LendingTree, Inc. (A)	84	10,492

Total Financials – 7.6%		67,637
Health Care
Health Care Equipment – 8.0%
Inogen, Inc. (A)	155	11,991
iRhythm Technologies, Inc. (A)	134	5,043
K2M Group Holdings, Inc. (A)	502	10,292
Nevro Corp. (A)	135	12,649
NuVasive, Inc. (A)	120	8,961
NxStage Medical, Inc. (A)	340	9,114
Penumbra, Inc. (A)	158	13,152

		71,202

Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (A)	352	15,330

Health Care Services – 4.7%
AMN Healthcare Services, Inc. (A)	648	26,313
Envision Healthcare Holdings, Inc. (A)	191	11,694
Teladoc, Inc. (A)	172	4,302

		42,309

Life Sciences Tools & Services – 1.2%
Cambrex Corp. (A)	189	10,394

Managed Health Care – 1.5%
HealthEquity, Inc. (A)	307	13,011

Total Health Care – 17.1%		152,246

Industrials
Aerospace & Defense – 3.2%
HEICO Corp.	91	7,917
Mercury Computer Systems, Inc. (A)	518	20,232

		28,149

Agricultural & Farm Machinery – 1.1%
Toro Co. (The)	160	9,981

Air Freight & Logistics – 1.7%
XPO Logistics, Inc. (A)	308	14,760

Building Products – 0.7%
JELD-WEN Holding, Inc. (A)	193	6,332

Construction & Engineering – 2.0%
Dycom Industries, Inc. (A)	188	17,475

Diversified Support Services – 0.9%
Healthcare Services Group, Inc.	31	1,353
Ritchie Bros. Auctioneers, Inc.	197	6,491

		7,844

Industrial Machinery – 3.8%
John Bean Technologies Corp.	156	13,755
RBC Bearings, Inc. (A)	45	4,392
Timken Co. (The)	99	4,482
Woodward, Inc.	164	11,125

		33,754

Trading Companies & Distributors – 3.5%
Beacon Roofing Supply, Inc. (A)	216	10,609
Watsco, Inc. (B)	143	20,540

		31,149

Trucking – 1.0%
Knight Transportation, Inc.	300	9,399

Total Industrials – 17.9%		158,843
Information Technology
Application Software – 11.9%
BroadSoft, Inc. (A)	304	12,225
Ellie Mae, Inc. (A)	82	8,192
Globant S.A. (A)	194	7,061
HubSpot, Inc. (A)	205	12,419
Manhattan Associates, Inc. (A)	240	12,492
Paycom Software, Inc. (A)	319	18,317
Tyler Technologies, Inc. (A)	77	11,901
Ultimate Software Group, Inc. (The)(A)(B)	121	23,676

		106,283

Communications Equipment – 1.3%
Lumentum Holdings, Inc. (A)	223	11,881

Electronic Manufacturing Services – 1.4%
Fabrinet(A)	286	12,025

Internet Software & Services – 2.7%
Five9, Inc. (A)	380	6,260
Q2 Holdings, Inc. (A)	199	6,918
Shopify, Inc., Class A(A)	161	10,969

		24,147

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp. (B)	580	20,515
InterXion Holding N.V. (A)	230	9,083
Presidio, Inc. (A)	63	982

		30,580

Semiconductors – 6.0%
MACOM Technology Solutions Holdings, Inc. (A)	198	9,568
MaxLinear, Inc., Class A(A)	253	7,108
Mellanox Technologies Ltd. (A)	215	10,959
Monolithic Power Systems, Inc.	133	12,268
Power Integrations, Inc. (B)	205	13,473

		53,376

Systems Software – 1.7%
Proofpoint, Inc. (A)	199	14,805

Technology Distributors – 0.1%
Tech Data Corp. (A)	6	526

Total Information Technology – 28.5%		253,623

Materials
Construction Materials – 2.4%
Eagle Materials, Inc.	86	8,364
Summit Materials, Inc., Class A(A)	370	9,137
U.S. Concrete, Inc. (A)	51	3,279

		20,780

Total Materials – 2.4%		20,780
Real Estate
Real Estate Services – 2.3%
RE/MAX Holdings, Inc., Class A	347	20,641

Total Real Estate – 2.3%		20,641

TOTAL COMMON STOCKS – 96.3%		$856,607
(Cost: $612,591)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 1.1%
Kroger Co. (The),
1.150%, 4–3–17	$5,350	5,350
Mondelez International, Inc.,
1.140%, 4–11–17	4,500	4,498

		9,848

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	2,263	2,263

Municipal Obligations – 2.4%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.880%, 4–7–17 (D)	3,000	3,000
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
0.890%, 4–7–17 (D)	18,275	18,275

		21,275

Notes – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
0.900%, 4–7–17 (D)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 4.0%		$35,386
(Cost: $35,386)

TOTAL INVESTMENT SECURITIES – 100.3%		$891,993
(Cost: $647,977)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(2,545)

NET ASSETS – 100.0%		$889,448

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $641 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Rate shown is the yield to maturity at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at March 31, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	230,375	Biotech Custom Index	01/09/2018	$26,872	1M LIBOR less 50 bps	$(540)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would receive payments on any net positive total return, and would make payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$856,607	$—	$—
Short-Term Securities	—	35,386	—
Total	$856,607	$35,386	$—
Liabilities
Total Return Swaps	$—	$540	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$647,977

Gross unrealized appreciation	252,064
Gross unrealized depreciation	(8,048)

Net unrealized appreciation	$244,016

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.7%
lululemon athletica, Inc. (A)	46	$2,799

Cable & Satellite – 4.0%
Charter Communications, Inc., Class A (A)	26	6,918
Comcast Corp., Class A	131	8,670

		15,588

Footwear – 1.0%
NIKE, Inc., Class B	73	3,848

Internet & Direct Marketing Retail – 7.9%
Amazon.com, Inc. (A)	26	21,837
priceline.com, Inc. (A)	6	8,535

		30,372

Restaurants – 2.0%
Panera Bread Co., Class A (A)	41	7,886

Total Consumer Discretionary – 15.6%		60,493
Consumer Staples
Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	35	4,652

Food Retail – 1.0%
Casey’s General Stores, Inc.	33	3,977

Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	19	2,905

Packaged Foods & Meats – 2.2%
Blue Buffalo Pet Products, Inc. (A)	186	4,429
Mead Johnson Nutrition Co.	50	3,919

		8,348

Personal Products – 1.1%
Estee Lauder Co., Inc. (The), Class A	49	4,340

Tobacco – 1.0%
Philip Morris International, Inc.	39	3,772

Total Consumer Staples – 7.2%		27,994
Energy
Oil & Gas Equipment & Services – 4.0%
Halliburton Co.	239	10,704
Schlumberger Ltd.	62	4,876

		15,580

Total Energy – 4.0%		15,580
Health Care
Biotechnology – 10.3%
ACADIA Pharmaceuticals, Inc. (A)	101	3,213
Alexion Pharmaceuticals, Inc. (A)	82	10,034
Biogen, Inc. (A)	14	4,476
Incyte Corp. (A)	43	4,092
Shire Pharmaceuticals Group plc ADR	75	14,511
Vertex Pharmaceuticals, Inc. (A)	41	3,584

		39,910

Health Care Equipment – 1.7%
DexCom, Inc. (A)	75	6,531

Health Care Facilities – 0.8%
HCA Holdings, Inc. (A)	38	2,844

Pharmaceuticals – 6.7%
Allergan plc(A)	59	13,501
Bristol-Myers Squibb Co.	85	4,594
Teva Pharmaceutical Industries Ltd. ADR	172	7,904

		25,999

Total Health Care – 19.5%		75,284
Industrials
Aerospace & Defense – 2.7%
Boeing Co. (The)	44	5,797
Raytheon Co.	35	4,805

		10,602

Industrial Conglomerates – 2.6%
Danaher Corp.	130	10,207

Railroads – 4.2%
Kansas City Southern	75	6,999
Union Pacific Corp.	96	9,343

		16,342

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	116	9,453

Trucking – 2.5%
J.B. Hunt Transport Services, Inc.	118	9,542

Total Industrials – 14.5%		56,146
Information Technology
Application Software – 7.3%
Adobe Systems, Inc. (A)	123	13,383
salesforce.com, Inc. (A)	206	14,723

		28,106

Data Processing & Outsourced Services – 8.3%
FleetCor Technologies, Inc. (A)	59	10,232
MasterCard, Inc., Class A	91	9,240
Visa, Inc., Class A	152	12,544

		32,016

Home Entertainment Software – 1.0%
Electronic Arts, Inc. (A)	46	3,903

Internet Software & Services – 8.8%
Alphabet, Inc., Class A (A)	19	15,466
Alphabet, Inc., Class C (A)	5	4,140
Facebook, Inc., Class A (A)	114	14,559

		34,165

Semiconductor Equipment – 3.3%
Lam Research Corp.	135	12,776

Systems Software – 2.3%
Microsoft Corp.	153	8,824

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	123	13,945

Total Information Technology – 34.6%		133,735
Real Estate
Specialized REITs – 2.0%
American Tower Corp., Class A	67	7,638

Total Real Estate – 2.0%		7,638

TOTAL COMMON STOCKS – 97.4%		$376,870
(Cost: $274,916)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (B)	$1,982	1,982

Municipal Obligations – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.750%, 10–7–16 (B)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 1.5%		$5,982
(Cost: $5,982)

TOTAL INVESTMENT SECURITIES – 98.9%		$382,852
(Cost: $280,898)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		4,364

NET ASSETS – 100.0%		$387,216

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$376,870	$—	$—
Short-Term Securities	—	5,982	—
Total	$376,870	$5,982	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,898

Gross unrealized appreciation	109,689
Gross unrealized depreciation	(7,735)

Net unrealized appreciation	$101,954

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.7%
Comcast Corp., Class A	594	$22,343

General Merchandise Stores – 2.5%
Target Corp.	382	21,061

Housewares & Specialties – 2.5%
Newell Rubbermaid, Inc. (A)	442	20,835

Total Consumer Discretionary – 7.7%		64,239
Consumer Staples
Agricultural Products – 2.4%
Ingredion, Inc.	165	19,902

Drug Retail – 2.5%
CVS Caremark Corp.	259	20,300

Tobacco – 2.1%
Philip Morris International, Inc.	154	17,432

Total Consumer Staples – 7.0%		57,634
Energy
Integrated Oil & Gas – 1.2%
Hess Corp.	211	10,167

Oil & Gas Refining & Marketing – 3.3%
Marathon Petroleum Corp. (A)	535	27,019

Oil & Gas Storage & Transportation – 8.1%
Energy Transfer Partners L.P.	702	25,630
Plains All American Pipeline L.P.	665	21,021
VTTI Energy Partners L.P.	1,089	20,685

		67,336

Total Energy – 12.6%		104,522
Financials
Asset Management & Custody Banks – 2.8%
State Street Corp.	291	23,167

Consumer Finance – 6.8%
Capital One Financial Corp.	289	25,062
Synchrony Financial	922	31,614

		56,676

Life & Health Insurance – 2.9%
MetLife, Inc.	450	23,758

Mortgage REITs – 2.6%
American Capital Agency Corp.	1,093	21,738

Multi-Line Insurance – 3.0%
American International Group, Inc.	395	24,660

Other Diversified Financial Services – 9.4%
Citigroup, Inc. (A)	569	34,032
JPMorgan Chase & Co.	497	43,656

		77,688

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	193	15,703

Regional Banks – 1.0%
Fifth Third Bancorp	347	8,811

Total Financials – 30.4%		252,201
Health Care
Biotechnology – 2.3%
Amgen, Inc.	117	19,180

Health Care Facilities – 2.9%
HCA Holdings, Inc. (B)	268	23,867

Managed Health Care – 4.7%
Aetna, Inc.	132	16,888
Cigna Corp.	152	22,281

		39,169

Pharmaceuticals – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	502	16,119

Total Health Care – 11.9%		98,335
Industrials
Airlines – 1.5%
Delta Air Lines, Inc.	277	12,726

Electrical Components & Equipment – 2.5%
Eaton Corp.	283	20,955

Industrial Machinery – 0.9%
Timken Co. (The)	154	6,947

Total Industrials – 4.9%		40,628
Information Technology
IT Consulting & Other Services – 1.0%
Computer Sciences Corp.	119	8,226

Semiconductors – 5.2%
Micron Technology, Inc. (A)(B)	1,074	31,047
NXP Semiconductors N.V. (B)	38	3,975
QUALCOMM, Inc.	139	7,959

		42,981

Systems Software – 2.1%
Microsoft Corp.	262	17,242

Technology Hardware, Storage & Peripherals – 3.2%
Western Digital Corp. (A)	324	26,723

Total Information Technology – 11.5%		95,172
Materials
Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	423	26,890

Total Materials – 3.2%		26,890
Real Estate
Specialized REITs – 3.0%
Communications Sales & Leasing, Inc.	976	25,219

Total Real Estate – 3.0%		25,219
Utilities
Electric Utilities – 3.1%
Duke Energy Corp.	316	25,899

Renewable Electricity – 0.2%
NextEra Energy Partners L.P.	47	1,565

Total Utilities – 3.3%		27,464

TOTAL COMMON STOCKS – 95.5%		$792,304
(Cost: $637,421)

PREFERRED STOCKS
Health Care
Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	32	18,176

Total Health Care – 2.2%		18,176

TOTAL PREFERRED STOCKS – 2.2%		$18,176
(Cost: $20,528)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.3%
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.940%, 4–28–17	8,000	7,994
Sysco Corp.,
1.090%, 4–3–17	10,985	10,984

		18,978

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	1	1

TOTAL SHORT-TERM SECURITIES – 2.3%		$18,979
(Cost: $18,979)

TOTAL INVESTMENT SECURITIES – 100.0%		$829,459
(Cost: $676,928)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(161)

NET ASSETS – 100.0%		$829,298

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $33,709 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

The following written options were outstanding at March 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Micron Technology, Inc.	N/A	Call	1,493	April 2017	$27.00	$113	$(320)
Newell Rubbermaid, Inc.	N/A	Put	789	June 2017	42.00	39	(39)
	N/A	Call	789	June 2017	60.00	42	(4)
Western Digital Corp.	N/A	Call	305	May 2017	95.00	25	(28)
						$219	$(391)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$792,304	$—	$—
Preferred Stocks	18,176	—	—
Short-Term Securities	—	18,979	—
Total	$810,480	$18,979	$—
Liabilities
Written Options	$348	$43	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$676,928

Gross unrealized appreciation	167,069
Gross unrealized depreciation	(14,539)

Net unrealized appreciation	$152,530

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Automotive Retail – 2.6%
O’Reilly Automotive, Inc.(A)	154	$41,582

Cable & Satellite – 2.1%
Comcast Corp., Class A	920	34,575

Casinos & Gaming – 0.7%
MGM Resorts International	417	11,415

Footwear – 0.4%
NIKE, Inc., Class B	121	6,743

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	449	65,912

Internet & Direct Marketing Retail – 5.5%
Amazon.com, Inc.(A)	62	54,589
priceline.com, Inc.(A)	20	35,243

		89,832

Restaurants – 0.4%
Starbucks Corp.	114	6,639

Specialty Stores – 0.6%
Ulta Salon, Cosmetics & Fragrance, Inc.(A)	34	9,784

Total Consumer Discretionary – 16.4%		266,482
Consumer Staples
Tobacco – 3.1%
Philip Morris International, Inc.	449	50,681

Total Consumer Staples – 3.1%		50,681
Energy
Oil & Gas Equipment & Services – 2.6%
Halliburton Co.	863	42,446

Oil & Gas Exploration & Production – 3.0%
EOG Resources, Inc.	498	48,531

Total Energy – 5.6%		90,977
Financials
Financial Exchanges & Data – 3.9%
CME Group, Inc.	408	48,435
S&P Global, Inc.	110	14,393

		62,828

Investment Banking & Brokerage – 6.0%
Charles Schwab Corp. (The)	935	38,149
Goldman Sachs Group, Inc. (The)	261	59,929

		98,078

Total Financials – 9.9%		160,906
Health Care
Biotechnology – 7.0%
Alexion Pharmaceuticals, Inc.(A)	64	7,747
Biogen, Inc.(A)	40	11,019
Celgene Corp.(A)	503	62,526
Shire Pharmaceuticals Group plc ADR	132	22,981
Vertex Pharmaceuticals, Inc.(A)	85	9,317

		113,590

Health Care Equipment – 4.2%
Danaher Corp.	305	26,069
DexCom, Inc.(A)	253	21,471
Edwards Lifesciences Corp.(A)	217	20,425

		67,965

Pharmaceuticals – 2.2%
Allergan plc	108	25,692
Bristol-Myers Squibb Co.	173	9,402

		35,094

Total Health Care – 13.4%		216,649
Industrials
Aerospace & Defense – 3.4%
Lockheed Martin Corp.	176	46,964
Northrop Grumman Corp.	31	7,373

		54,337

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	84	7,755

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	54	8,330

Industrial Machinery – 1.0%
Nordson Corp.	67	8,267
Parker Hannifin Corp.	52	8,369

		16,636

Railroads – 3.5%
Canadian Pacific Railway Ltd.	153	22,493
Union Pacific Corp.	330	34,901

		57,394

Total Industrials – 8.9%		144,452

Information Technology Application Software – 4.3%
Adobe Systems, Inc.(A)	339	44,075
salesforce.com, Inc.(A)	321	26,454

		70,529

Data Processing & Outsourced Services – 9.1%
FleetCor Technologies, Inc.(A)	79	11,978
MasterCard, Inc., Class A	636	71,497
Visa, Inc., Class A	590	52,451
Wright Express Corp.(A)	107	11,075

		147,001

Home Entertainment Software – 1.8%
Electronic Arts, Inc.(A)	329	29,461

Internet Software & Services – 9.4%
Alphabet, Inc., Class A(A)	63	53,581
Alphabet, Inc., Class C(A)	43	35,868
Facebook, Inc., Class A(A)	445	63,269

		152,718

Semiconductor Equipment – 5.5%
Applied Materials, Inc.	529	20,594
Lam Research Corp.	531	68,095

		88,689

Semiconductors – 3.5%
Microchip Technology, Inc.	771	56,869

Systems Software – 4.4%
Microsoft Corp.	1,078	70,977

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	420	60,367

Total Information Technology – 41.7%		676,611

TOTAL COMMON STOCKS – 99.0%		$1,606,758
(Cost: $1,061,729)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.0%
CVS Health Corp., 1.090%, 4–3–17	$6,244	6,244
Mondelez International, Inc., 1.140%, 4–11–17	2,258	2,257
Sysco Corp., 1.090%, 4–3–17	8,127	8,126

		16,627

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (C)	2,928	2,928

TOTAL SHORT-TERM SECURITIES – 1.2%		$19,555
(Cost: $19,555)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,626,313
(Cost: $1,081,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(3,391)

NET ASSETS – 100.0%		$1,622,922

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2017.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,606,758	$—	$—
Short-Term Securities	—	19,555	—
Total	$1,606,758	$19,555	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,081,284

Gross unrealized appreciation	556,815
Gross unrealized depreciation	(11,785)

Net unrealized appreciation	$545,029

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	May 30, 2017